Financial Assets And Liabilities - Additional Information (Detail) - USD ($)				12 Months Ended
	Feb. 13, 2019	Aug. 15, 2017	Aug. 01, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Inflation retail price indices				31.50%	117.80%
Inflation wholesale price index				792.00%	1219.00%
Shares issued				299,687
USD
Disclosure of detailed information about financial instruments [line items]
variable interest rate				7.97%			7.42%
ARS
Disclosure of detailed information about financial instruments [line items]
variable interest rate				13.00%
Average interest rate				38.08%	41.98%
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Indebtedness subject to variable interest rates					2.00%
Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of argentine peso depreciated				41.00%	28.00%
Series A warrants [member]
Disclosure of detailed information about financial instruments [line items]
Warrants issued	5,000,000	65,000,000
Warrants issued, exercise price per share	$ 11.5	$ 11.5
Proceeds From Issuance Of Warrants 1		$ 18,000
Series A warrants [member] | Sponsor [member]
Disclosure of detailed information about financial instruments [line items]
Warrants issued			29,680,000
Warrants issued, exercise price per share			$ 11.5
Proceeds From Issuance Of Warrants 1			$ 14,840,000
Series A shares [Member]
Disclosure of detailed information about financial instruments [line items]
Shares issued						1,176,811
Cashless exercises of warrants						$ 32,144,000
Notes Program [member]
Disclosure of detailed information about financial instruments [line items]
Total capital amount of debt securities				$ 3,000,000,000